Financial risk management - D.5. Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016	[2]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	$ (5,972)	$ (4,580)
Lease liabilities	(1,063)
Cash and cash equivalents	1,164	528	[1],[2],[3]		$ 619	[2]	$ 646
Pledged deposits (related to back borrowings)	1	2
Net cash (debt) including derivatives related to debt	(5,853)	(4,051)
Trade payables (excluding accruals)	(40)	(26)
Derivative financial liabilities	(17)	0
Put option liability	(264)	(239)	[1],[3]
Trade receivables	371	343	[1],[3]	$ 339	$ 386
Finance lease liabilities		353
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(5,972)	(4,580)
Lease liabilities	(1,063)
Cash and cash equivalents	1,164	528
Pledged deposits (related to back borrowings)	1	2
Refundable deposit	0
Derivative financial instruments	(17)
Net cash (debt) including derivatives related to debt	(5,888)	(4,051)
Future interest commitments related to debt and financing		(1,111)
Future interest commitments related to debt and financing	(1,502)
Future interest commitments related to leases	(928)
Trade payables (excluding accruals)	(510)	(478)
Other financial liabilities (including accruals)	(1,388)	(1,347)
Derivative financial liabilities	(17)
Put option liability	(264)	(239)
Trade receivables	371	343
Other financial assets	707	306
Net financial liabilities	(9,420)	(6,577)
Liquidity risk | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(186)	(458)
Lease liabilities	(97)
Cash and cash equivalents	1,164	528
Pledged deposits (related to back borrowings)	1	2
Refundable deposit	0
Derivative financial instruments	(17)
Net cash (debt) including derivatives related to debt	865	72
Future interest commitments related to debt and financing		(248)
Future interest commitments related to debt and financing	(308)
Future interest commitments related to leases	(157)
Trade payables (excluding accruals)	(510)	(478)
Other financial liabilities (including accruals)	(1,052)	(1,212)
Derivative financial liabilities	(17)
Put option liability	(264)	(239)
Trade receivables	371	343
Other financial assets	602	181
Net financial liabilities	(469)	(1,582)
Liquidity risk | 1 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(1,902)	(1,778)
Lease liabilities	(490)
Cash and cash equivalents	0	0
Pledged deposits (related to back borrowings)	0	0
Refundable deposit	0
Derivative financial instruments	0
Net cash (debt) including derivatives related to debt	(2,392)	(1,778)
Future interest commitments related to debt and financing		(786)
Future interest commitments related to debt and financing	(1,088)
Future interest commitments related to leases	(476)
Trade payables (excluding accruals)	0	0
Other financial liabilities (including accruals)	(337)	(135)
Derivative financial liabilities	0
Put option liability	0	0
Trade receivables	0	0
Other financial assets	104	126
Net financial liabilities	(4,189)	(2,573)
Liquidity risk | Greater than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(3,884)	(2,345)
Lease liabilities	(476)
Cash and cash equivalents	0	0
Pledged deposits (related to back borrowings)	0	0
Refundable deposit	0
Derivative financial instruments	0
Net cash (debt) including derivatives related to debt	(4,361)	(2,345)
Future interest commitments related to debt and financing		(77)
Future interest commitments related to debt and financing	(106)
Future interest commitments related to leases	(295)
Trade payables (excluding accruals)	0	0
Other financial liabilities (including accruals)	0	0
Derivative financial liabilities	0
Put option liability	0	0
Trade receivables	0	0
Other financial assets	0	0
Net financial liabilities	$ (4,762)	$ (2,422)
Commercial Banks | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	26.00%	34.00%
Bonds | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	58.00%	54.00%
Development Finance Institutions | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	1.00%	4.00%
Leases | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	15.00%	8.00%

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	Re-presented for discontinued operations (shown in note A.4. and E.4.2.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally,2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[3]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).